FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	R$ 21,874,736	R$ 21,126,404
Financial liabilities, at fair value	103,279,464	51,898,760
Loans, financing and debentures
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	59,106,522	44,015,645
Obligations of Law No. 14,182/2021
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	36,659,454
Suppliers
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	3,517,173	4,048,087
Reimbursement obligations
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	1,912,423	859,003
Shareholder remuneration
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	924,644	1,406,890
Leases
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	753,168	903,484
Concessions payable UBP
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	406,080	87,025
Financial liabilities - Itaipu
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value		578,626
Fair value through profit or loss
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	13,588,072	19,268,020
Cash and cash equivalents
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	10,739,126	192,659
Customers
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	5,497,979	6,088,056
Reimbursement rights
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	2,952,397	6,396,234
Receivables - ENBPAR
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	1,264,059
Loans and financing
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	1,021,645	5,843,527
Financial Assets - Itaipu
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	389,438	428,865
Marketable Securities
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	10,092	4,901
Marketable Securities | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	12,601,210	15,868,952
Financial assets - Generation
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value		2,172,162
Derivative financial instruments | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	986,862	1,343,355
Decommissioning Fund | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value		2,055,713
Investments (Interests) | Level 1
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	1,761,258	1,878,609
Fair value through other comprehensive income
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	R$ 1,761,258	R$ 1,878,609